Fair Values	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement of assets [abstract]
Fair Values

NOTE 4. FAIR VALUES
The Group classifies the fair values of the financial instruments in 3 levels, according to the quality of the data used for their determination
Fair Value Level 1: The fair value of financial instruments traded in active markets (as publicly traded derivative instruments, debt securities or instruments available for sale) is based on the quoted market prices as of the date of the reporting period. If the quoted price is available within the 5 business days of the valuation date, and there is an active market for the instrument, this will be included in Level 1.
Fair Value Level 2: The fair value of financial instruments not traded in active markets, for example, over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable inputs. If all the significant inputs required to obtain the fair value of a financial instrument are observable, the instrument is included in Level 2. If all or some of the inputs required to determine the price are not observable, the instrument will be included in Level 3.
Fair Value Level 3: If one or more relevant inputs are not based on observable market data, the instrument is included in Level 3.
Valuation Techniques
The valuation techniques to determine fair values include:
•Market prices for similar instruments.
•Determining the estimated present value of instruments.
The valuation technique to determine the fair value Level 2 is based on data other than the quoted price included in Level 1, which are directly observable for assets or liabilities, both directly (i.e., prices) and indirectly (i.e., deriving from prices).
Financial instruments classified as level 3 mainly include equity instruments for which the fair value was calculated with the assistance of independent appraisers using methods of future discounted cash flows involving a combined income and market approach.
The valuation technique to determine the fair value of other Level 3 financial instruments is based on a method that compares the existing spread between the curve of sovereign bonds and the average yield of primary offerings, for different segments, according to the different risk ratings. If there are no representative primary offerings during the month, the following alternatives will be used:
(i)Secondary market prices of instruments under the same conditions, which had quoted in the evaluation month.
(ii)prior month bidding and/or secondary market prices, which will be taken based on their representativeness.
(iii)prior month spread applied to the sovereign curve.
(iv)A specific margin is applied, defined according to historical yields of instruments under the same conditions.
As stated above, the rates and spreads to be used to discount future cash flows and originate the price of the instrument are determined.
All the modifications to the valuation methods are previously discussed and approved by the Group’s key personnel.
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.23	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Government Securities	571,896,244	932,367	—
Corporate Securities	25,241,227	476,850	248,177
Derivative Financial Instruments	20,656	35,269,630	—
Other Debt Securities	10,641,603	10,686,716	—
Other Financial Assets	49,279,292	21,541	—
Financial Assets Pledged as Collateral	36,054,319	—	—
Investments in Equity Instruments	2,709,730	—	6,927,788
Liabilities
Liabilities at fair value through profit or loss (*)	49,485,078	—	—
Derivative Financial Instruments	—	12,238,747	—
Total	646,357,993	35,148,357	7,175,965
(*)They include the operations of obligations for operations with Government Securities of third parties.

Portfolio of Instruments as of 12.31.22	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	2,242,639,562	—
Government Securities	215,084,330	5,566,365	—
Corporate Securities	1,412,278	542,391	1,945,419
Derivative Financial Instruments	1,915	10,361,046	—
Other Debt Securities	2,897,323	8,597,952	—
Other Financial Assets	32,881,802	—	—
Financial Assets Pledged as Collateral	2,263,880	—	—
Investments in Equity Instruments	338,348	—	6,634,191
Liabilities
Liabilities at fair value through profit or loss (*)	243,592	—	—
Derivative Financial Instruments	—	5,275,600	—
Total	254,636,284	2,262,431,716	8,579,610
(*)Include the operations of obligations for operations with Government Securities of third parties.
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.22	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.23
Government Securities	—	2,749,897	1,062,060	(4,985,512)	1,600,754	(427,199)	—
Corporate Securities	1,945,419	1,856,416	9,933,303	(9,540,392)	1,349,458	(5,296,027)	248,177
Investments in Equity Instruments	6,634,191	—	803,936	(2,606,782)	10,240,161	(8,143,718)	6,927,788
Total	8,579,610	4,606,313	11,799,299	(17,132,686)	13,190,373	(13,866,944)	7,175,965
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	12.31.21	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.22
Government Securities	10,480,898	(5,047,541)	4,304,669	(9,183,047)	3,756,809	(4,311,788)	—
Corporate Securities	2,051,529	1,731,744	5,149,409	(7,522,945)	816,028	(280,346)	1,945,419
Other Financial Assets	33,880,513	—	—	(17,393,070)	—	(16,487,443)	—
Investments in Equity Instruments	7,202,470	—	—	—	4,035,753	(4,604,032)	6,634,191
Total	53,615,410	(3,315,797)	9,454,078	(34,099,062)	8,608,590	(25,683,609)	8,579,610
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described above.
Transfers occurred because the instruments without observable valuation prices at the closing of the fiscal year were reclassified to Level 3, and the instruments with observable market quotes at the closing of the fiscal year were reclassified to Level 1 from Level 3. There were no transfers between Level 2 and Level 3.
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.23	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	1,995,884,822	1,995,884,822	1,995,884,822	—	—
Repurchase Transactions	1,170,165,239	1,170,165,239	1,170,165,239	—	—
Loans and Other Financing	3,080,706,325	3,084,867,731	—	—	3,084,867,731
Other Financial Assets	128,802,703	136,564,439	101,665,092	—	34,899,347
Other Debt Securities (*)	1,905,006,029	1,905,434,511	1,610,412,185	26,543,350	268,478,976
Financial Assets Pledged as Collateral	395,502,883	395,560,476	395,560,476	—	—
Liabilities
Deposits	5,707,779,943	5,708,459,474	—	—	5,708,459,474
Repurchase Transactions	23,346,266	23,346,266	—	—	23,346,266
Financing Received from the Argentine Central Bank and Other Financial Institutions	138,128,699	137,743,790	—	—	137,743,790
Debt Securities	92,715,512	91,166,210	75,714,905	—	15,451,305
Subordinated Debt Securities	205,612,893	201,085,205	—	—	201,085,205
Other Financial Liabilities	1,273,329,296	1,272,854,309	—	—	1,272,854,309
(*)    Includes Argentine Central Bank´s Bills for the sum of Ps.316,319,663.

Items of Assets/Liabilities as of 12.31.22	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	1,393,686,854	1,393,686,854	1,393,686,854	—	—
Repurchase Transactions	359,750,280	359,750,280	359,750,280	—	—
Loans and Other Financing	3,871,626,785	3,882,225,090	—	—	3,882,225,090
Other Financial Assets	141,558,441	145,866,952	120,896,437	—	24,970,515
Other Debt Securities	1,130,358,620	1,109,609,241	—	—	1,109,609,241
Financial Assets Pledged as Collateral	471,395,656	471,395,656	471,395,656	—	—
Liabilities
Deposits	6,670,282,388	6,670,131,209	—	—	6,670,131,209
Financing Received from the Argentine Central Bank and Other Financial Institutions	116,684,862	115,342,645	—	—	115,342,645
Debt Securities	209,587,705	205,194,182	185,328,632	—	19,865,550
Subordinated Debt Securities	141,394,653	139,132,579	—	—	139,132,579
Other Financial Liabilities	1,086,252,228	1,085,225,226	—	—	1,085,225,226